INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2024	2023	2022
Taiwan operations	$(1,657)	$(1,726)	$(1,588)
Non-Taiwan operations	(639)	(1,673)	(1,164)
	$(2,296)	$(3,399)	$(2,752)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2024	2023	2022
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2024	2023	2022
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	(82.00)%	0.75%	(3.03)%
Expiration of net operating loss carryforwards	(51.15)%	(27.71)%	(20.18)%
Net operating loss carryforwards not utilized due to dissolution of subsidiaries	—	—	(42.73)%
Other non-deductible expenses	46.42%	(12.84)%	(9.79)%
Change in deferred tax assets and valuation allowance	62.70%	15.79%	24.94%
Loss on investment in subsidiaries dissolved	—	—	26.62%
Other	0.03%	0.01%	0.17%
Effective rate	—	—	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2024	2023
Net operating loss carryforwards	$8,732	$10,630
Share-based compensation	273	292
Investments	123	131
Lease right-of-use assets	4	6
Other	(16)	5
	9,116	11,064
Less: valuation allowance	(9,116)	(11,064)
Deferred tax assets - net	$—	$—

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in US$ thousands)	2024	2023	2022
Balance at beginning of year	$11,064	$11,880	$13,607
Subsequent reversal and utilization of valuation allowance	(663)	(263)	(94)
Changes to valuation allowance	396	405	1,158
Expirations	(1,175)	(942)	(1,731)
Exchange differences	(506)	(16)	(1,060)
Balance at end of year	$9,116	$11,064	$11,880

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations.

As of December 31, 2024, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$11,621	indefinite*
Taiwan	28,210	2025~2034**
	$39,831

* Upon the dissolution and deregistration of a Hong Kong subsidiary of ours in February 2025, the deferred tax assets related to its net operating loss carryforwards of $9,825 thousand were derecognized. As the allowance on deferred tax assets related to these net operating loss carryforwards has been fully provided, the derecognition did not have any material impact on our financial position, results of operations or cash flows.

** Upon the dissolution of a Taiwan subsidiary of ours in March 2025, the deferred tax assets related to its net operating loss carryforwards of $2,643 thousand were derecognized. As the allowance on deferred tax assets related to these net operating loss carryforwards has been fully provided, the derecognition did not have any material impact on our financial position, results of operations or cash flows.

Unrecognized Tax Benefits

As of December 31, 2024, 2023 and 2022, there were no unrecognized tax benefits that if recognized would affect the effective tax rate.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2024, 2023 and 2022.

Our major tax paying components are all located in Taiwan. As of December 31, 2024, the income tax filings in Taiwan have been examined for the years through 2022.